DEBT (Details Narrative) - USD ($)			1 Months Ended		9 Months Ended		12 Months Ended
	Jul. 10, 2023	Jan. 11, 2023	Nov. 30, 2022	May 29, 2020	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 07, 2023	Oct. 31, 2023	Oct. 10, 2023	Mar. 31, 2023	Dec. 31, 2020	Oct. 03, 2014
Note Interest Rate				3.75%										8.00%
Exercisable price per share							$ 1.06		$ 0.85	$ 0.86	$ 0.85	$ 0.99
Outstanding principal and accrued interest, total					$ 31,408		$ 42,130	$ 39,730
Net proceeds from the convertible notes recognized as financing costs					3,474,950	$ 0
Issuance of debt discount							368,118	0
Note Interest Rate				3.75%										8.00%
SAFE investments								175,000					$ 175,000
Line of credit					30,000		$ 30,000	$ 30,000						$ 30,000
Conversion of Stock, Shares Issued							329,183	329,183
Loans Received				$ 20,400
Maturity note				March 2050
Description of Monthly payments				The note requires $100 monthly payments beginning in May 2022 until maturity
Common stock returnable commitment shares			80,000				80,000
P C Ventures [Member]
Exercisable price per share	$ 0.25	$ 0.85
Accrued and unpaid interest		$ 78,929
Warrants to purchase shares	2,700,000	3,127,858
Additional debt discount		$ 1,563,929
Outstanding principal balance	$ 1,563,929
Interest rate		14.00%
Warrants vested, value		$ 3,309,045
Warrants revalued, Value	1,825,800
Additional discount on debt					1,563,929
Net proceeds from the notes recognized as financing costs					$ 1,745,116
Discount on the note	$ 842,375
On January 11, 2022 [Member]
Note Interest Rate					10.00%
Convertible notes payable					$ 1,485,000		$ 1,485,000
Issuance of debt discount					$ 135,000		$ 135,000
Description of short term debt					quarterly interest payments with the principal due at maturity on January 11, 2023		quarterly interest payments with the principal due at maturity on January 11, 2023
Description of warrants							2,700,000 warrants exercisable at $0.25 per share (Note 5). The warrants were fully vested at issuance and expire on July 11, 2023
Fair value of warrants							$ 1,958,000
Additional discount on debt							799,128
November 7, 2022 and December 21, 2022 [Member]
Convertible notes payable							440,000
Issuance of debt discount							$ 400,000
Description of warrants							300,000 warrants exercisable at $1.00 per share (Note 5). The warrants were fully vested at issuance and expire from November 7, 2024 to December 21, 2024
Fair value of warrants							$ 343,909
Note Interest Rate							7.00%
Cash proceeds							$ 400,000
Guaranteed interest on principal balance							$ 15,400
Share issued for financing cost							23,706
Share issued for financing cost, value							$ 30,256
Derivative liability issuance							355,860
Ten monthly payments							23,540
Derivative liability							$ 699,769
Common stock returnable commitment shares							160,000
Additional discount on debt							$ 40,000
From July 29, 2022 to September 29, 2022 [Member]
Convertible notes payable							$ 580,000
Description of short term debt							quarterly interest payments with the principal due at maturity eighteen months from issuance.
Description of warrants							580,000 warrants exercisable at $1.00 per share (Note 5). The warrants were fully vested at issuance and expire from January 29, 2024
Fair value of warrants							$ 842,000
Note Interest Rate							10.00%
Additional discount on debt							$ 343,250
November 9, 2022 to November 15, 2022 [Member]
Convertible notes payable							$ 125,000
Description of warrants							125,000 warrants exercisable at $1.00 per share (Note 5). The warrants were fully vested at issuance and expire from January 29, 2024 to November 15, 2024
Fair value of warrants							$ 163,091
Note Interest Rate							10.00%
Additional discount on debt							$ 125,000
From January 24 2023 to June 6 2023 [Member]
Note Interest Rate					14.00%
Convertible notes payable					$ 2,564,950
Additional discount on debt					2,564,950
Vested warrants, value					4,510,387
Net proceeds from the convertible notes recognized as financing costs					$ 2,406,675
Description of short term debt					The convertible notes, which have identical terms, require quarterly interest payments with the principal due at maturity eighteen months from issuances and are convertible at $3.20 per share of common stock
Description of warrants					the Company issued a total of 5,129,900 warrants to purchase shares of common stock exercisable at $0.85 per share
Additional discount amount on notes					$ 100,000
Derivative liability values vested					$ 1,160,925
From January 24 2023 to June 6 2023 [Member] | CEO Member
Note Interest Rate					14.00%
Convertible notes payable					$ 100,000
Additional discount on debt					100,000
Net proceeds from the convertible notes recognized as financing costs					$ 131,749
Description of short term debt					The convertible note requires quarterly interest payments with the principal due at maturity eighteen months from issuance and is convertible at $3.20 per share of common stock
Description of warrants					the Company issued 200,000 warrants to purchase shares of common stock exercisable at $0.85 per share
Fair value of warrants					$ 209,180
Warrants issued					200,000
Derivative liability values					$ 22,569
June 30 2023 [Member]
Note Interest Rate					14.00%
Convertible notes payable					$ 910,000
Additional discount on debt					$ 508,607
Description of short term debt					The convertible notes, which have identical terms, require quarterly interest payments with the principal due at maturity eighteen months from issuance and are convertible at $3.20 per share of common stock
Description of warrants					the Company issued a total of 1,820,000 warrants exercisable at $0.85 per share which expire two years from issuance
Minimum [Member]
Valuation capitalization							3,000,000
Maximum [Member]
Valuation capitalization							$ 6,000,000